Loans Outstanding by Domicile and Industry of Borrower (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2015	Mar. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[1]	¥ 78,211,691	¥ 73,623,540
Less: Unearned income and deferred loan fees-net		163,415	138,586
Loans outstanding		78,048,276	73,484,954
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		54,009,891	54,938,307
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		8,224,361	8,025,932
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		7,353,826	7,204,594
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		4,272,968	3,956,742
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		5,586,533	5,350,707
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		3,156,855	3,247,394
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		3,852,820	3,460,147
Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		4,611,900	6,734,451
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2]	5,079,922	4,983,821
Domestic | Mortgage loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		11,021,956	11,187,206
Domestic | Other individual loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		848,750	787,313
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		24,201,800	18,685,233
Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		6,077,144	4,610,141
Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		1,010,704	883,004
Foreign | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		16,688,090	12,937,005
Foreign | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2]	¥ 425,862	¥ 255,083

[1]	Amounts represent loan balances before deducting unearned income and deferred loan fees.
[2]	Other industries of domestic and Other of foreign include trade receivables and lease receivables of consolidated VIEs.